Debt (Details Narrative) - USD ($)									1 Months Ended							3 Months Ended			12 Months Ended
	May 16, 2018	May 15, 2018	May 10, 2018	May 09, 2018	May 07, 2018	May 03, 2018	Jun. 09, 2017	Sep. 14, 2016	Jan. 30, 2018	Jan. 18, 2018	Dec. 22, 2017	Nov. 30, 2017	Oct. 30, 2017	Jul. 27, 2017	Jul. 20, 2017	May 31, 2018	Feb. 28, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Debt Instrument [Line Items]
Debt instrument unamortized discount																	$ 191,507		$ 191,507
Debt discount amortization expense																$ 562,923			276,257
Convertible Debt [Member] | Clint Skidmore [Member] | Stock Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument balance																120,000	160,000		160,000
Debt instrument face amount								$ 400,000			$ 400,000
Number of stock issued for conversion of debt (in shares)								1,000,000			1,100,000
Stock issued for conversion of debt											$ 210,000
Conversion price								$ 0.40
Repayments of debt											30,000
Loss on conversion											$ 13,000
Imputed interest expense																3,500	38,000		38,000
Convertible Debt [Member] | Crown Bridge Partners [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 55,000
Interest rate on debt instrument									10.00%
Debt discount									$ 33,246
Expiry date									Jan. 30, 2019
Convertible note description									matures on January 30, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 20 trading days prior to conversion.
Issuance fees									$ 3,000
Convertible Debt [Member] | Crown Bridge Partners [Member] | January 30, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount																9,062	2,880		2,880
Debt discount																24,305	33,366		33,366
Accrued interest																1,812	437		437
Convertible Debt [Member] | Powerup [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt										$ 53,000		$ 58,000	$ 75,000
Interest rate on debt instrument										12.00%		12.00%	12.00%
Debt instrument balance													$ 48,922
Debt instrument unamortized discount																	15,896		15,896
Debt discount										$ 33,164		$ 38,164	$ 47,951			$ 32,055	32,055		32,055
Accrued interest	$ 4,500																$ 2,885		2,885
Expiry date										Jan. 18, 2019		Nov. 30, 2018	Oct. 30, 2018
Convertible note description										matures on January 18, 2019, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion.		matures on November 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion.	matures on October 30, 2018, and is convertible after 180 days into common stock at 61% of the lowest 3 closing market prices of the previous 10 trading days prior to conversion.			derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.	derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.
Principal amount converted in common stock	$ 15,000	$ 20,000	$ 15,000		$ 13,000	$ 12,000
Conversion of common stock, shares converted	319,672	327,869	245,902		213,115	170,940
Due balance of principal		$ 15,000	$ 35,000		$ 50,000	$ 63,000
Convertible Debt [Member] | Powerup [Member] | January 18, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount																$ 8,471	$ 3,806		3,806
Debt discount																21,608	30,079		30,079
Accrued interest																$ 2,304	$ 714		714
Convertible note description																derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.	derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.
Convertible Debt [Member] | Powerup [Member] | November 30, 2017 [Member]
Debt Instrument [Line Items]
Debt instrument unamortized discount																$ 9,541	$ 9,410		9,410
Debt discount																19,213	28,754		28,754
Accrued interest																3,456	$ 1,716		1,716
Convertible note description																	derivative liability as the Company has sufficient authorized shares and a conversion floor of $0.00009.
Convertible Debt [Member] | Darvin Habben [Member]
Debt Instrument [Line Items]
Interest rate on debt instrument							8.00%
Debt instrument face amount							$ 500,000
Number of stock issued for conversion of debt (in shares)				5,380,274			2,000,000
Conversion price				$ 0.10			$ 0.25
Debt discount				$ 191,507			$ 300,000										$ 191,507		191,507
Accrued interest				38,027													28,932		28,932
Debt discount amortization expense																	108,493		108,493
Debt instrument, promissory note, converted				$ 500,000
Promissory Notes Payable Member | Donovan Olson [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt															$ 100,000
Number of stock issued for conversion of debt (in shares)				1,000,000
Conversion price				$ 0.10
Imputed interest expense																1,917	6,110
Number of warrants issued in conjunction with promissory notes															1,000,000
Exercise price of the warrants															$ 0.10
Debt instrument unamortized discount																	30,548		30,548
Debt discount															$ 100,000	69,452	69,452		69,452
Expiry date															Jul. 20, 2027
Debt instrument, promissory note, converted				$ 100,000
Promissory Notes Payable Member | Darvin Habben [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt														$ 150,000	$ 150,000
Number of stock issued for conversion of debt (in shares)				1,500,000
Conversion price				$ 0.10
Imputed interest expense																2,875	8,877		8,877
Number of warrants issued in conjunction with promissory notes														1,000,000	1,000,000
Exercise price of the warrants														$ 0.10	$ 0.10
Debt instrument unamortized discount																	44,384		44,384
Debt discount														$ 150,000	$ 150,000	105,616	105,616		105,616
Debt instrument, promissory note, converted				$ 150,000
Promissory Notes Payable Member | Greg Foss [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt															$ 100,000
Number of stock issued for conversion of debt (in shares)				1,000,000
Conversion price				$ 0.10
Imputed interest expense																1,917	6,110		6,110
Number of warrants issued in conjunction with promissory notes															1,000,000
Exercise price of the warrants															$ 0.10
Debt instrument unamortized discount																	30,548		30,548
Debt discount															$ 100,000	69,452	69,452		69,452
Expiry date															Jul. 20, 2027
Debt instrument, promissory note, converted				$ 100,000
Promissory Notes Payable Member | Derek Schumann [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt															$ 100,000
Number of stock issued for conversion of debt (in shares)				1,000,000
Conversion price				$ 0.10
Imputed interest expense																$ 1,917	6,110		6,110
Number of warrants issued in conjunction with promissory notes															1,000,000
Exercise price of the warrants															$ 0.10
Debt discount				$ 69,452											$ 100,000		69,452		69,452
Debt discount amortization expense																	$ 30,548		$ 30,548
Expiry date															Jul. 20, 2027
Debt instrument, promissory note, converted				$ 100,000